Summary of Significant Accounting Policies - Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share (Detail) - $ / shares shares in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Earnings Per Share [Abstract]
Basic common shares outstanding	445.3	445.0	442.6
Dilutive effect of stock awards	1.9	1.4	2.0
Diluted common shares outstanding	447.2	446.4	444.6
Net income per share - basic	$ 0.55	$ 0.65	$ 0.22
Net income per share - diluted	$ 0.55	$ 0.65	$ 0.22